Stockholders' Equity (Details 3) (Warrant [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Warrant [Member]
Summary of warrants outstanding and exercisable
Warrants Outstanding, Range of exercise price, Minimum	$ 0.15	$ 0.15
Warrants Outstanding, Range of exercise price, Maximum	$ 0.85	$ 0.85
Number of Warrants Outstanding	21,581,768	9,306,250
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 5 months 16 days	4 years 10 months 13 days
Warrants Outstanding, Weighted Average Exercise Price	$ 0.27	$ 0.30
Number of Warrants Exercisable	21,581,768	9,306,250
Warrants Exercisable, Weighted Average Exercise Price	$ 0.27	$ 0.30